Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Nov. 30, 2020	Nov. 02, 2020	Jan. 02, 2021
Subsequent Event [Line Items]
Stock issued during the period new issues shares	30,000,000
Proceeds from initial public offer			$ 458,686
IPO
Subsequent Event [Line Items]
Proceeds from initial public offer	$ 458,700
Subsequent Event
Subsequent Event [Line Items]
Proceeds from initial public offer		$ 510,000
Sale of stock consideration received on transaction		$ 458,700
Subsequent Event | IPO
Subsequent Event [Line Items]
Stock issued during the period new issues shares		30,000,000.0
Sale of stock issue price per share		$ 17.00
Underwriting discounts		$ 45,000
Commission on share issue		6,300
Sale of stock consideration received on transaction		$ 390,000
Restricted stock shares issued during the period shares		6,000,000.0
Share based compensation by share based payment arrangement stock options issued during the period		4,600,000
Shae based compensation by share based payment arrangement grants in periodweighted average exercise price		$ 17.00